Supplement to

Calvert World Values Fund, Inc.
CWVF International Equity Fund

Prospectus and Statement of Additional Information dated January 31, 2006
Date of Supplement: March 13, 2006

Under "Advisor, Subadvisors and Portfolio Managers," replace the first paragraph and chart on page 93 of the Prospectus with the following:

CWVF International Equity

Acadian Asset Management, Inc. ("Acadian"), One Post Office Square, 20th Floor, Boston, MA 02109, has managed the assets of the Portfolio since March 13, 2006. The firm has been in business since 1977 and focuses specifically on international equity management. The firm is a subsidiary of Old Mutual plc.

Name of Portfolio Manager	Title	Length of Service with Subadvisory Firm	Business Experience During Last 5 Years

Raymond F. Mui	Senior Vice President and Portfolio Manager	Since 1991	Senior Vice President and Portfolio Manager

Brian K. Wolahan	Senior Vice President and Portfolio Manager	Since 1990	Senior Vice President and Portfolio Manager
Name of Portfolio Manager	Role on Management Team

Raymond F. Mui	Senior Vice President and Portfolio Manager

Brian K. Wolahan	Senior Vice President and Portfolio Manager

Replace the first two sentences of the first paragraph under "Subadvisors" on page 24 of the Statement of Additional Information with the following:

Acadian Asset Management, Inc. ("Acadian") is a subsidiary of Old Mutual plc. Acadian receives a subadvisory fee, paid by the Advisor, as follows: 0.45% of the average daily net assets of the International Equity Fund up to and including $250 million; 0.40% of the average daily net assets over $250 million and up to and including $500 million; and 0.35% of such average daily net assets in excess of $500 million.

Replace the first chart under the "Other Accounts Managed by Portfolio Managers of the Funds" on page 25 of the Statement of Additional Information with the following:

INTERNATIONAL EQUITY

Acadian:
Raymond F. Mui

Accounts Managed other than International Equity Fund as of February 28, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	18	35	155
Total Assets in Other Accounts Managed	$4,413,819,363	$6,723,413,097	$25,435,119,296
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	1	4	23
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$ 1,967,848,194	$457,555,296	$9,969,351,856

Calvert:
Brian K. Wolahan

Accounts Managed other than International Equity Fund as of February 28, 2006	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	18	35	155
Total Assets in Other Accounts Managed	$4,413,819,363	$6,723,413,097	$25,435,119,296
Number of Other Accounts in which Advisory Fee is Based on Account's Performance	1	4	23
Total Assets in Other Accounts in which Advisory Fee is Based on Account's Performance	$ 1,967,848,194	$457,555,296	$9,969,351,856

Replace the first two paragraphs under the "Potential Conflicts of Interest in Managing a Fund and Other Accounts" on page 26 of the Statement of Additional Information with the following:

The following describes material conflicts of interest as of September 30, 2005 (March 13, 2006, for International Equity Fund), which may potentially arise in connection with the management of a Fund's investments by a Portfolio Manager and that individual's simultaneous management of the investments of any other accounts listed in this SAI.  See "Other Accounts Managed by Portfolio Managers of the Funds" above.

INTERNATIONAL EQUITY

Acadian:
Raymond F. Mui and Brian K. Wolahan

A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to be held, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the subject Fund.

To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

Replace the first chart and subsequent text under "Compensation of Portfolio Managers of the Funds" on page 27 and the top of page 28 of the Statement of Additional Information with the following:

International Equity

Acadian:
Raymond F. Mui
Compensation with Respect to Management of CWVF International Equity and Other Accounts as of March 13, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Acadian

Competitive in light of experience and responsibilities. Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation.

Bonus	Acadian

Overall firm profitability, including the profitability of Acadian's parent company, Old Mutual Asset Managers LLC, determines the total amount of incentive compensation pool that is available, and compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Rewarded based on the extent to which client objectives are met in terms of Acadian's performance and other goals as well as client's service expectations, teamwork, contribution of investment ideas, leadership and overall success of the firm and the investment products. Not all of these factors will be applicable, and there is no particular weighting or formula for considering the factors. Not compensated on the performance of specific portfolios but on firm performance as a whole.

Deferred Compensation	Acadian

Most Acadian portfolio managers participate in a long-term incentive plan. Participation is in the form of stock appreciation rights. The value of the shares in the pool is based upon 20% share in Acadian's growth in profitability over a period of time. Eligibility is based on an individual's level of contribution to the firm's objectives and his or her tenure with the firm.

Other Compensation or Benefits Not Generally Available to All Salaried Employees		N/A

Acadian:
Brian K. Wolahan

Compensation with Respect to Management of CWVF International Equity and Other Accounts as of March 13, 2006
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	Acadian

Competitive in light of experience and responsibilities. Acadian management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation.

Bonus	Acadian

Overall firm profitability, including the profitability of Acadian's parent company, Old Mutual Asset Managers LLC, determines the total amount of incentive compensation pool that is available, and compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. Rewarded based on the extent to which client objectives are met in terms of Acadian's performance and other goals as well as client's service expectations, teamwork, contribution of investment ideas, leadership and overall success of the firm and the investment products. Not all of these factors will be applicable, and there is no particular weighting or formula for considering the factors. Not compensated on the performance of specific portfolios but on firm performance as a whole.

Deferred Compensation	Acadian

Most Acadian portfolio managers participate in a long-term incentive plan. Participation is in the form of stock appreciation rights. The value of the shares in the pool is based upon 20% share in Acadian's growth in profitability over a period of time. Eligibility is based on an individual's level of contribution to the firm's objectives and his or her tenure with the firm.

Other Compensation or Benefits Not Generally Available to All Salaried Employees		N/A

Replace the text and chart under "Securities Ownership of Portfolio Managers of the Funds" on pages 28-29 of the Statement of Additional Information with the following:

With respect to each Portfolio Manager identified in the prospectus, the following information sets forth the Portfolio Manager's beneficial ownership of securities as of September 30, 2005 (March 13, 2006, for International Equity Fund) in the Fund(s) managed by that individual. The securities were valued as of September 30, 2005 (March 13, 2006, for International Equity Fund). (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund	Firm	Name of Portfolio Manager	Fund Ownership

International Equity	Acadian	Raymond F. Mui	None
		Brian K. Wolahan	None

Calvert Capital Accumulation	New Amsterdam	Michelle Clayman, CFA	None
		Nathaniel Paull, CFA	None